Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Interest expense, related parties (in Dollars)	$ 629	$ 575	$ 1,333	$ 1,199	$ 2,400	$ 2,530